Revenue - Contract balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract Assets [Roll Forward]
Balance, beginning of year	$ 7,008	$ 19,094
Transferred to receivables from contract assets recognized at the beginning of the period	(7,008)	(19,094)
Increases as a result of changes to the estimate of the stage of completion, excluding amounts transferred in the period	8,838	5,805
Increases as a result of work completed, but not yet an unconditional right to consideration	921	1,203
Balance, end of year	9,759	7,008
Contract Liabilities [Roll Forward]
Balance, beginning of year	1,512	23
Revenue recognized that was included in the contract liability balance at the beginning of the period	(899)	(23)
Increases due to cash received, excluding amounts recognized as revenue during the period	2,736	1,512
Balance, end of year	3,349	1,512
Performance Obligation
Revenue recognized	$ 3,572	$ 1,403